Income from securities and derivatives (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of Income from securities and derivatives [Abstract]
Disclosure of Income from securities and derivatives

	12/31/2024	12/31/2023	12/31/2022
Income from securities	2,007,869	1,615,108	1,471,738
Fair value through other comprehensive income	1,671,056	1,284,794	1,100,971
Fair value through profit or loss	298,832	194,250	209,400
Amortized cost	37,981	136,064	161,367
Income from Derivatives	546,713	(69,273)	33,883
Future dollar contracts	(48,016)	33,250	34,984
Forward contracts	40,987	(2,445)	4,475
Futures contracts and swaps (a)	553,741	(100,078)	(5,576)
Revenue foreign exchange (b)	74,588	88,708	99,780
Total	2,629,170	1,634,543	1,605,401

(a)    The fair value adjustments of the hedge instrument offset the effects of the result from Hedge Accounting derivatives..
(b)    Previously presented in the income statement under other revenues.